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CCMI Equity Fund

(formerly, CCB Equity Fund)

A Portfolio of CCMI Funds

(formerly CCB Funds)

SEMI-ANNUAL REPORT

November 30, 2001

Not FDIC Insured * May Lose Value * No Bank Guarantee

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for CCMI Equity Fund, formerly CCB Equity Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 2001 through November 30, 2001. Inside, you will find information that includes an investment review by the fund's portfolio manager, a complete list of the fund's holdings as of November 30, 2001, and the financial statements.

To help your money grow in value over the long term, this fund invests in a diversified portfolio of high-quality stocks. As you can see from the list of holdings--which included American Express, Cisco, General Electric, General Mills, Exxon Mobil, Pfizer, United Parcel Service and Wal-Mart--many of these stocks are issued by industry leaders whose products and services you use every day.

Reflecting the negative tone of the stock market over the six-month reporting period, the fund delivered a total return of (7.41)%1 mainly due to a decline in net asset value. Income dividends were $0.03 per share.1 The fund's net assets totaled $63.9 million at the end of the reporting period.

I urge you to remember that the short-term volatility is part of stock investing. Positive stock performance is best pursued over time--in years if not decades.

Thank you for participating in the long-term growth opportunities of stocks through the diversification, professional management and convenience of CCMI Equity Fund. We'll continue to keep you up-to-date on your investment progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
January 15, 2002

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The investment objective of the CCMI Equity Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund attempts to achieve its investment objective by investing primarily in a broad, diversified range of dividend paying common stocks in companies deemed to have above average earnings growth prospects that are available at reasonable prices.

The CCMI Equity Fund declined 7.41% in the six month reporting period ended November 30, 2001. Over the same reporting period the market, as measured by the Standard & Poors 500 Index (S&P 500),1 declined 8.65%. During the six-month reporting period stocks of small to mid-capitalization and even those stocks perceived as value stocks exhibited superior relative performance.

The prospects of a recovering economy driven by the federal funds target rate reductions were delayed by the events of September 11th. However, the lows seen the week following the September 17th re-opening have not been revisited, perhaps defining the market low. Many of the losses seen during that week have been recovered as many analysts perceive the aggressive Federal Reserve (the Fed) action as the catalyst needed for an economic recovery in the second half of 2002. The result has been improved relative performance of cyclical sectors.

We have responded to a perceived economic recovery by increasing our industrial weighting and maintaining our holdings in the financial sector. These two sectors typically are among the best performing in the market during an economic recovery. We have also made additions in the consumer cyclical sector. We continue to maintain a higher than usual weighting of cash and cash equivalents for opportunities that may arise.

As of November 30, 2001, total Fund assets were approximately $63,900,000. The portfolio was 91.1% invested in stocks and the remaining 8.9% in cash equivalents. The Fund's ten largest holdings were as follows:

General Electric Co.	6.6%
Exxon Mobil Corp.	4.4%
Medtronic, Inc.	3.7%
Fannie Mae	3.7%
Tyco International Ltd.	3.7%
Pfizer, Inc.	3.4%
Intel Corp.	3.1%
Cisco Systems, Inc.	3.0%
Capital One Financial Corp.	2.7%
International Business Machines Corp.	2.7%

The Fed's aggressive stance in adding liquidity to this market should drive a recovery in the economy sometime in the latter half of 2002. We view this as an opportunity to return to a capital appreciation mode versus capital preservation of the last several months. However, there continue to be outside sources of risk such as the "War on Terrorism", monetary problems in Latin America and a weakening Yen that could further complicate the recovery.

Thank you for your interest and investment in the CCMI Equity Fund.

1 S&P 500 Index is an unmanaged Capitalization-Weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio of Investments

November 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--91.0%
		Communications--0.9%
1,603		WorldCom, Inc. - MCI Group	$21,015
40,079	[1]	WorldCom, Inc. - WorldCom Group	582,749

		TOTAL	603,764

		Consumer Non-Durables--3.2%
26,000		General Mills, Inc.	1,283,100
22,500		Kraft Foods, Inc., Class A	745,200

		TOTAL	2,028,300

		Consumer Services--4.4%
55,000		Carnival Corp.	1,436,050
20,000		Gannett Co., Inc.	1,389,000

		TOTAL	2,825,050

		Electronic Technology--13.9%
35,000	[1]	Applied Materials, Inc.	1,390,900
92,500	[1]	Cisco Systems, Inc.	1,890,700
30,000	[1]	EMC Corp. Mass	503,700
60,000		Intel Corp.	1,959,600
15,000		International Business Machines Corp.	1,733,850
1,104	[1]	McDATA Corp., Class A	27,721
42,000		Texas Instruments, Inc.	1,346,100

		TOTAL	8,852,571

		Energy Minerals--6.2%
42,500		Conoco, Inc., Class B	1,163,225
75,492		Exxon Mobil Corp.	2,823,401

		TOTAL	3,986,626

		Finance--23.9%
30,000		American Express Co.	987,300
20,000		American International Group, Inc.	1,648,000
35,000		Capital One Financial Corp.	1,751,050
35,000		Citigroup, Inc.	1,676,500
28,000		Crescent Real Estate Equities Co.	487,200
40,100		Duke Realty Corp.	984,856
30,000		Fannie Mae	2,358,000
20,000		Merrill Lynch & Co., Inc.	1,001,800
41,500		Pennsylvania Real Estate Investment Trust	944,125
50,000		ProLogis Trust	1,097,500
Shares			Value
		COMMON STOCKS--continued
		Finance--continued
12,000		SPDR Trust, Series 1	$1,368,600
30,000		Washington Mutual, Inc.	938,400

		TOTAL	15,243,331

		Health Technology--11.5%
21,000		Abbott Laboratories	1,155,000
50,000		Medtronic, Inc.	2,364,000
25,000		Merck & Co., Inc.	1,693,750
50,000		Pfizer, Inc.	2,165,500

		TOTAL	7,378,250

		Industrial Services--1.1%
15,000		Schlumberger Ltd.	720,150

		Non-Energy Minerals--2.4%
40,000		Alcoa, Inc.	1,544,000

		Producer Manufacturing--13.9%
110,000		General Electric Co.	4,235,000
40,000		Masco Corp.	837,200
40,000		Tyco International Ltd.	2,352,000
24,000		United Technologies Corp.	1,444,800

		TOTAL	8,869,000

		Retail Trade--2.0%
23,400		Wal-Mart Stores, Inc.	1,290,510

		Technology Services--2.0%
20,000	[1]	Microsoft Corp.	1,284,200

		Transportation--1.5%
17,000		United Parcel Service, Inc.	955,740

		Utilities--4.1%
30,000		Progress Energy, Inc.	1,243,500
60,000		Southern Co.	1,365,000

		TOTAL	2,608,500

		TOTAL COMMON STOCKS (IDENTIFIED COST $32,664,512)	58,189,992

Principal Amount			Value
		U.S. TREASURY--4.7%
$3,000,000		United States Treasury Bill, 12/6/2001(IDENTIFIED COST $2,999,217)	$2,999,217

		OPEN-END INVESTMENT COMPANIES--4.2%
2,681,273		Goldman Sachs Financial Square Money Market Fund (AT NET ASSET VALUE)	2,681,273

		TOTAL INVESTMENTS (IDENTIFIED COST $38,345,002)[2]	$63,870,482

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $38,345,002. The net unrealized appreciation of investments on a federal tax basis amounts to $25,525,480 which is comprised of $26,507,204 appreciation and $981,724 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($63,909,953) at November 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $38,345,002)		$63,870,482
Cash		12,389
Income receivable		95,759

TOTAL ASSETS		63,978,630

Liabilities:
Payable to investment adviser	$65,958
Other Accrued expenses	2,719

TOTAL LIABILITIES		68,677

Net assets for 4,278,204 shares outstanding		$63,909,953

Net Assets Consist of:
Paid in capital		$36,497,840
Net unrealized appreciation of investments		25,525,480
Accumulated net realized gain on investments		1,870,619
Undistributed net investment income		16,014

TOTAL NET ASSETS		$63,909,953

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$63,909,9537 ÷ 4,278,204 shares outstanding		$14.94

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $990)			$482,420
Interest			40,377

TOTAL INCOME			522,797

Expenses:
Investment adviser fee		$267,210
Administrative personnel and services fee		47,155
Custodian fees		1,320
Transfer and dividend disbursing agent fees and expenses		18,233
Directors'/Trustees' fees		5,376
Auditing fees		9,462
Legal fees		2,043
Portfolio accounting fees		21,723
Shareholder services fee		78,591
Share registration costs		8,488
Printing and postage		5,533
Insurance premiums		409
Miscellaneous		3,615

TOTAL EXPENSES		469,158

Waivers:
Waiver of investment adviser fee	$(56,586)
Waiver of shareholder services fee	(31,436)

TOTAL WAIVERS		(88,022)

Net expenses			381,136

Net investment income			141,661

Realized and Unrealized Gain (Loss) on Investments and Options:
Net realized gain on investments			823,437
Net change in unrealized appreciation of investments			(6,318,993)

Net realized and unrealized loss on investments and options			(5,495,556)

Change in net assets resulting from operations			$(5,353,895)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 05/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$141,661	$281,319
Net realized gain on investments	823,437	1,782,558
Net change in unrealized appreciation of investments and options	(6,318,993)	(9,993,918)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,353,895)	(7,930,041)

Distributions to Shareholders:
Distributions from net investment income	(127,270)	(338,601)
Distributions from net realized gains on investments and options	--	(12,587,322)

Change in net assets resulting from distributions to shareholders	(127,270)	(12,925,923)

Share Transactions:
Proceeds from sale of shares	4,774,931	8,759,349
Net asset value of shares issued to shareholders in payment of distributions declared	30,299	2,371,980
Cost of shares redeemed	(5,652,147)	(13,907,396)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(846,917)	(2,776,067)

Change in net assets	(6,328,082)	(23,632,031)

Net Assets:
Beginning of period	70,238,035	93,870,066

End of period (including undistributed net investment income of $16,014 and $1,623, respectively)	$63,909,953	$70,238,035

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2001	Year Ended May 31,
		2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$16.17	$21.15	$21.74	$20.24	$17.33	$13.80
Income From Investment Operations:
Net investment income	0.03	0.07	0.08	0.08	0.07	0.13
Net realized and unrealized gain (loss) on investments and options	(1.23)	(1.88)	3.27	3.10	3.93	3.72

TOTAL FROM INVESTMENT OPERATIONS	(1.20)	(1.81)	3.35	3.18	4.00	3.85

Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.08)	(0.08)	(0.07)	(0.13)
Total distributions from net realized gain on investments and options	--	(3.09)	(3.86)	(1.60)	(1.02)	(0.19)

TOTAL DISTRIBUTIONS	(0.03)	(3.17)	(3.94)	(1.68)	(1.09)	(0.32)

Net Asset Value, End of Period	$14.94	$16.17	$21.15	$21.74	$20.24	$17.33

Total Return[1]	(7.41)%	(9.30)%	16.12%	15.90%	23.86%	28.25%

Ratios to Average Net Assets:

Expenses	1.21%[2]	1.17%	1.09%	1.00%	1.00%	1.03%

Net investment income	0.45%[2]	0.34%	0.38%	0.39%	0.39%	0.81%

Expense waiver/reimbursement[3]	0.28%[2]	0.28%	0.25%	0.09%	0.07%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$63,910	$70,238	$93,870	$99,526	$219,694	$167,503

Portfolio turnover	9%	44%	42%	92%	69%	55%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

CCMI Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of one portfolio. The financial statements included herein are only those of CCMI Equity Fund (the "Fund"), a diversified portfolio. Effective June 1, 2001, the Board of Trustees (the "Trustees") approved a change in the name of the Trust and the Fund from CCB Funds and CCB Equity Fund, respectively, to CCMI Funds and CCMI Equity fund, respectively. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on the primary national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide had no effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended November 30, 2001, the Fund had a realized gain of $73,672 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at prior period-end	350	$ 78,947
Contracts written	0	0
Contracts expired	0	0
Contracts closed	(350)	$(78,947)

Outstanding at November 30, 2001	0	$ 0

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Shares sold	321,213	500,794
Shares issued to shareholders in payment of distributions declared	2,141	138,958
Shares redeemed	(389,177)	(733,118)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(65,823)	(93,366)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Commerce Capital Management, Inc., the Funds investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub-Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's average daily net assets. The Sub-Adviser may voluntarily waive any portion of its fee.

ADMINISTRATIVE FEE

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 per portfolio.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholders Services Company, ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended November 30, 2001, were as follows:

Purchases	$5,407,715

Sales	$10,580,925

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

PETER J. GERMAIN

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

BETH S. BRODERICK

Vice President

KEITH A. ANTLE

Assistant Treasurer

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6561
Cusip 12501K302

G00926-01 (1/02)